UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington,  D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Alison Davis
Title:	Office Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Alison Davis,  New York, New York    August 7, 2000

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             69

Form 13F Information Table Value Total:		     228,729

                                                                  FORM 13F INFORMATION TABLE
         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      517
11600 SH       SOLE                                      11600
America Online, Inc.           COM              02364J104      425
8067 SH       SOLE                                       8067
American Express Inc.          COM              025816109      304
5829 SH       SOLE                                       5829
American Home Products         COM              026609107     1711
29130 SH       SOLE                                      29130
American International Group   COM              026874107     4837
41164 SH       SOLE                                      41164
Applied Materials Inc.         COM              038222105     7456
82275 SH       SOLE                                      82275
Automatic Data Processing      COM              053015103      790
14742 SH       SOLE                                      14742
Avalonbay Communities, Inc. SB COM              053373106      362
8659 SH       SOLE                                       8659
Bank of New York               COM              064057102     2734
58800 SH       SOLE                                      58800
Bellsouth Corp.                COM              079860102      315
7400 SH       SOLE                                       7400
Bristol-Myers Squibb           COM              110122108      765
13130 SH       SOLE                                      13130
Cisco Systems                  COM              17275R102    20185
317557 SH       SOLE                                     317557
Citigroup Inc.                 COM              172967101     1825
30295 SH       SOLE                                      30295
Coca-Cola Co.                  COM              191216100      764
13300 SH       SOLE                                      13300
Costco Wholesale Corp.         COM              22160q102      754
22840 SH       SOLE                                      22840
Cox Communications, Inc.       COM              224044107     3339
73275 SH       SOLE                                      73275
EMC Corp.                      COM              268648102    16418
213390 SH       SOLE                                     213390
Eli Lilly & Co.                COM              532457108     2360
23625 SH       SOLE                                      23625
Equity Residential Properties  COM              29476L107     1173
25496 SH       SOLE                                      25496
Europe Fund, Inc.              COM              29874M103     2144
123375 SH       SOLE                                     123375
Exxon Mobil Corporation        COM              30231G102     2445
31147 SH       SOLE                                      31147
Fannie Mae                     COM              313586109     3290
63040 SH       SOLE                                      63040
First Data Corp                COM              319963104     6161
124157 SH       SOLE                                     124157
France Growth Fund, Inc.       COM              35177K108      861
57425 SH       SOLE                                      57425
GTE Corp.                      COM              362320103      300
4600 SH       SOLE                                       4600
General Electric               COM              369604103     8069
152244 SH       SOLE                                     152244
Gillette Co.                   COM              375766102      339
9700 SH       SOLE                                       9700
Hewlett-Packard                COM              428236103      511
4095 SH       SOLE                                       4095
Home Depot                     COM              437076102     5733
114803 SH       SOLE                                     114803
Infinity Broadcasting Corp. Cl COM              45662S102     2993
82140 SH       SOLE                                      82140
Intel Corp.                    COM              458140100     2804
20971 SH       SOLE                                      20971
International Business Machine COM              459200101      445
4065 SH       SOLE                                       4065
John Hancock Bank & Thrift Opp COM              409735107     1360
203430 SH       SOLE                                     203430
Kansas City Southern Industrie COM              485170104     3847
43380 SH       SOLE                                      43380
Kent Electronics Corp.         COM              490553104     2843
95375 SH       SOLE                                      95375
Lincare Holdings               COM              532791100      295
12000 SH       SOLE                                      12000
Lucent Technologies Inc        COM              549463107     2183
36850 SH       SOLE                                      36850
MSDW Emerging Markets Fund, In COM              61744G107      677
45155 SH       SOLE                                      45155
Manor Care, Inc. (N/C HCR Mano COM              421937103      443
63250 SH       SOLE                                      63250
Mattell, Inc.                  COM              577081102      870
65990 SH       SOLE                                      65990
Merck & Co, Inc.               COM              589331107     4134
53949 SH       SOLE                                      53949
Microsoft Corp.                COM              594918104     6649
83117 SH       SOLE                                      83117
Motorola Inc.                  COM              620076109     7015
241370 SH       SOLE                                     241370
Nortel Networks Corp Hldg      COM                            6154
90175 SH       SOLE                                      90175
North Fork Bancorp, Inc.       COM              659424105      151
10002 SH       SOLE                                      10002
Omnicare, Inc.                 COM              681904108      611
 67400 SH       SOLE                                      67400
Omnicom Group, Inc.            COM              681919106     2200
24700 SH       SOLE                                      24700
Pepsico Inc.                   COM              713448108      307
6900 SH       SOLE                                       6900
Pfizer Inc.                    COM              717081103    10149
211432 SH       SOLE                                     211432
Procter & Gamble               COM              742718109     1028
17950 SH       SOLE                                      17950
Qualcomm, Inc.                 COM                             901
15025 SH       SOLE                                      15025
Quest Diagnostics, Inc.        COM              74834L100     7462
99830 SH       SOLE                                      99830
Royal Dutch Petroleum          COM              780257804      215
3500 SH       SOLE                                       3500
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     4611
51950 SH       SOLE                                      51950
Schlumberger Ltd.              COM              806857108      675
9040 SH       SOLE                                       9040
Scientific-Atlanta, Inc.       COM              808655104     5788
77688 SH       SOLE                                      77688
Scudder New Asia Fund, Inc.    COM              811183102      266
18100 SH       SOLE                                      18100
Seagate Technology             COM              811804103     2339
42525 SH       SOLE                                      42525
Staples Inc.                   COM              855030102     2360
153465 SH       SOLE                                     153465
Symbol Technologies Inc.       COM              871508107    13704
253770 SH       SOLE                                     253770
Target Corp.                   COM              87612E106      278
4800 SH       SOLE                                       4800
Texaco Inc.                    COM              881694103      266
4996 SH       SOLE                                       4996
Texas Instruments, Inc.        COM              882508104    13363
194552 SH       SOLE                                     194552
Time Warner Inc.               COM              887315109     7898
103920 SH       SOLE                                     103920
Viacom Inc. CL B               COM              925524308     1389
20367 SH       SOLE                                      20367
Vodafone Group (N/C Vodafone A COM              92857T107     3753
90560 SH       SOLE                                      90560
Wal-Mart Stores                COM              931142103     2290
39745 SH       SOLE                                      39745
Williams Cos                   COM              969457100      250
6000 SH       SOLE                                       6000
Worldcom, Inc. (N/C MCI Worldc COM              55268B106     6876
149884 SH       SOLE                                     149884